Offerings - Offering: 1	Mar. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share(2)(3)(4)
Amount Registered | shares	150,469
Proposed Maximum Offering Price per Unit	2.0625
Maximum Aggregate Offering Price	$ 310,342.31
Fee Rate	0.01381%
Amount of Registration Fee	$ 42.86
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 (the “Registration Statement”) shall also cover any additional shares of the common stock, $0.01 par value per share (the “Common Stock”), of Kiora Pharmaceuticals, Inc. (the “Registrant”) that become issuable with respect to the securities identified in the above table, by reason of any stock dividend, stock splits, reverse stock splits, recapitalizations, reclassifications, mergers, split-ups, reorganizations, consolidations and other capital adjustments effected without receipt of consideration that increases the number of outstanding shares of Common Stock.
Represents (i) an increase of 150,469 shares of Common Stock that became reserved for issuance under the 2024 Plan as a result of the operation of the “evergreen” provision of the 2024 Plan, which provides that the total number of shares subject to such plan will be increased on January 1 of each year by a number of shares of common stock equal to 4% of the shares of common stock outstanding on December 31 of the immediately prior year, or such lesser number as determined by the Registrant’s board of directors.
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act on the basis of $2.0625, the average of the high and low prices of a share of Common Stock as reported on The Nasdaq Stock Market LLC on March 23, 2026.